Selected Statements of Profit or Loss Data - Schedule of Research and Development Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expense [Line Items]
Total research and development expense	$ 151,247	$ 131,071	$ 128,950
Payroll and related [Member]
Schedule of Research and Development Expense [Line Items]
Total research and development expense	91,640	80,567	77,836
Professional services [Member]
Schedule of Research and Development Expense [Line Items]
Total research and development expense	7,019	5,963	6,033
Hosting services [Member]
Schedule of Research and Development Expense [Line Items]
Total research and development expense	45,791	36,684	37,073
Depreciation [Member]
Schedule of Research and Development Expense [Line Items]
Total research and development expense	2,030	2,230	2,083
Office and communication [Member]
Schedule of Research and Development Expense [Line Items]
Total research and development expense	1,335	1,894	1,735
Other [Member]
Schedule of Research and Development Expense [Line Items]
Total research and development expense	$ 3,432	$ 3,733	$ 4,190